Performance Management	Nov. 13, 2026
Twin Oak Short Horizon Absolute Return ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

It is currently contemplated that before the Fund commences operation, substantially all of the assets of the Twin Oak Short Horizon Absolute Return ETF (the “Predecessor Fund”), a series of Manager Directed Portfolios, will be transferred to the Fund in a tax-free reorganization (the “Reorganization”). If approved by shareholders of the Predecessor Fund, the reorganization is expected to occur in the fourth quarter of 2026.  Accordingly, the Fund is the successor to the Predecessor Fund, and the performance information shown is that of the Predecessor Fund. The Fund has an investment objective, portfolio management, and strategies and policies substantially the same as the Predecessor Fund.

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the performance of the Predecessor Fund for one year. The table shows how the average annual total returns of the Predecessor Fund for various periods compare with those of the Bloomberg U.S. Aggregate Index, a broad measure of market performance for the one year and since-inception periods. The table also compares the Predecessor Fund’s performance against the returns of Bloomberg 1-3 Month U.S. Treasury Bill Index, a benchmark that has investment characteristics similar to the Fund. The Predecessor Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is also available on the Fund’s website at https://twinoaketfs.com/TOAK.

Performance Past Does Not Indicate Future [Text]	The Predecessor Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The table shows how the average annual total returns of the Predecessor Fund for various periods compare with those of the Bloomberg U.S. Aggregate Index, a broad measure of market performance for the one year and since-inception periods.
Performance One Year or Less [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the performance of the Predecessor Fund for one year.
Bar Chart [Table]

Bar Chart Closing [Text Block]

The Predecessor Fund’s calendar year-to-date total return as of September 30, 2026 was 2.53%. During the period shown in the chart, the highest quarterly return was 1.06% (for the quarter ended September 30, 2025) and the lowest quarterly return was 1.02% (for the quarter ended June 30, 2025).

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	2.53%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	1.06%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	1.02%
Lowest Quarterly Return, Date	Jun. 30, 2025
Performance Table Heading	For the periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance [Table]
For the periods ended December 31, 2025	1 Year	Since Inception (8/19/24)
Return Before Taxes	4.23%	4.27%
Return After Taxes on Distributions	4.23%	4.27%
Return After Taxes on Distributions and Sale of Fund Shares	2.50%	3.26%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses and taxes)	7.30%	3.93%
Bloomberg 1-3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses and taxes)	4.29%	4.49%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses and taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	https://twinoaketfs.com/TOAK
Twin Oak Active Opportunities ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

It is currently contemplated that before the Fund commences operation, substantially all of the assets of the Twin Oak Active Opportunities ETF (the “Predecessor Fund”), a series of Manager Directed Portfolios, will be transferred to the Fund in a tax-free reorganization (the “Reorganization”). If approved by shareholders of the Predecessor Fund, the reorganization is expected to occur in the fourth quarter of 2026. Accordingly, the Fund is the successor to the Predecessor Fund, and the performance information shown is that of the Predecessor Fund. The Fund has an investment objective, portfolio management, and strategies and policies substantially the same as the Predecessor Fund.

Performance information for the Fund is not included because the Predecessor Fund does not have a performance history for a full calendar year as of the date of this Prospectus. Performance information will be available in the Prospectus once the Fund has at least one calendar year of performance. The Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information will be available on the Fund’s website at https://twinoaketfs.com.

Performance Past Does Not Indicate Future [Text]	The Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
Performance One Year or Less [Text]	Performance information for the Fund is not included because the Predecessor Fund does not have a performance history for a full calendar year as of the date of this Prospectus.
Performance Availability Website Address [Text]	https://twinoaketfs.com